Segment Reporting	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Reporting
3. Segment Reporting
On October 4, 2021, Teekay LNG Partners (now known as Seapeak LLC) and Stonepeak, together with affiliates, entered into an agreement and plan of merger pursuant to which Stonepeak would acquire Teekay LNG Partners. In connection with the merger, the Company agreed to sell to Stonepeak the Teekay Gas Business, which included the Company’s general partner interest in Teekay LNG Partners, all of its common units in Teekay LNG Partners, and certain subsidiaries which collectively contain the shore-based management operations of Teekay LNG Partners and certain of Teekay LNG Partners' joint ventures. The transactions closed on January 13, 2022 (see Note 24). The Company’s interests in Teekay LNG Partners constituted the Company’s Teekay LNG segment. The Company’s shore-based management operations included in the transactions were included in the Company’s Teekay Parent – Other segment. The segment information below excludes the results of these operations that the Company had agreed to sell as at December 31, 2021. See Note 23 for information on the historical results of these operations and other information about this transaction.

The Company allocates capital and assesses performance from the separate perspectives of its publicly-traded subsidiary, Teekay Tankers, and from Teekay and its remaining subsidiaries (or Teekay Parent), as well as from the perspective of the Company's lines of business. The primary focus of the Company’s organizational structure, internal reporting and allocation of resources by the chief operating decision maker is on Teekay Tankers and Teekay Parent (the Legal Entity approach), and its segments are presented accordingly on this basis. The Company has two primary lines of business: (1) offshore production (FPSO units) and (2) conventional tankers. The Company manages these businesses for the benefit of all stakeholders.

Subsequent to September 25, 2017 and prior to May 8, 2019, Teekay owned a 13.8% interest in the common units of Altera Infrastructure L.P. (formerly Teekay Offshore Partners L.P.) (or Altera) and a 49% interest in the general partner of Altera, and accounted for its interest in Altera using the equity method and presented such interest as a separate segment. On May 8, 2019, Teekay sold to Brookfield Business Partners L.P. (or Brookfield) all of the Company's remaining interests in Altera, which included the Company’s 49% general partner interest, common units, warrants, and an outstanding $25 million loan from the Company to Altera (or the 2019 Brookfield Transaction).
The following table includes the Company’s revenues and (loss) income from vessel operations by segment, excluding such amounts of the Company’s discontinued operations (see Note 23), for the periods presented in these financial statements:

	Revenues			(Loss) Income from Vessel Operations (1)
	Year Ended December 31,			Year Ended December 31,
	2021	2020	2019	2021	2020	2019
	$	$	$	$	$	$

Teekay Tankers
Conventional Tankers	542,367	886,434	941,938	(194,095)	141,572	123,883

Teekay Parent
Offshore Production	47,895	108,952	210,816	35,546	(38,054)	(208,167)
Other	92,246	150,869	122,291	(26,804)	(33,321)	(24,893)
	140,141	259,821	333,107	8,742	(71,375)	(233,060)

	682,508	1,146,255	1,275,045	(185,353)	70,197	(109,177)

(1)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Company’s consolidated revenues, excluding such amounts of the Company’s discontinued operations (see Note 23), during the periods presented.

	Year Ended December 31,
(U.S. dollars in millions)	2021	2020	2019
BP Plc (1)	(2)	(2)	$160 or 13%
(1)Teekay Tankers Segment — Conventional Tankers, and Teekay Parent Segment — Offshore Production.
(2)Less than 10%.

The following table includes other income statement items by segment, excluding such amounts of the Company’s discontinued operations (see Note 23).

	Depreciation and Amortization			(Write-down) and gain (loss) on sale of assets			Equity (Loss) income
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2021	2020	2019	2021	2020	2019	2021	2020	2019
	$	$	$	$	$	$	$	$	$

Teekay Tankers
Conventional Tankers	(106,084)	(117,213)	(124,002)	(92,368)	(69,446)	(5,544)	(14,107)	5,100	2,345
Teekay Parent
Offshore Production	—	(14,166)	(29,710)	—	(70,692)	(178,330)	—	—	—
Other	—	—	(195)	—	(9,100)	—	—	—	127
	—	(14,166)	(29,905)	—	(79,792)	(178,330)	—	—	127

Altera (1)	—	—	—	—	—	—	—	—	(75,814)
	(106,084)	(131,379)	(153,907)	(92,368)	(149,238)	(183,874)	(14,107)	5,100	(73,342)
(1) Prior to its sale in May 2019, the Company accounted for its investment in Altera's general partner and common units using the equity method, and recognized an equity loss of $75.8 million for the year ended December 31, 2019. During the year ended December 31, 2019, the Company wrote-down the investment in Altera by $64.9 million (included in equity loss for the year ended December 31, 2019 in the table above) and recognized a loss on sale of $8.9 million.
A reconciliation of total segment assets to total assets, presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2021 $	December 31, 2020 $
Teekay Tankers – Conventional Tankers	1,568,177	1,743,013
Teekay Parent – Offshore Production	18,886	30,845
Teekay Parent – Other	2,806	56,611
Cash and cash equivalents	108,977	128,743
Other assets not allocated	32,914	125,557
Eliminations	(4,217)	(5,232)
Consolidated total assets - continuing operations	1,727,543	2,079,537
Total assets - discontinued operations	4,804,439	4,866,375
Consolidated total assets	6,531,982	6,945,912

The following table includes capital expenditures by segment, excluding such amounts of the Company’s discontinued operations (see Note 23), for the periods presented in these financial statements.

	December 31, 2021 $	December 31, 2020 $
Teekay Tankers – Conventional Tankers	21,447	16,025